Commitments and Contingencies (Details Narrative) (10-K)									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2016 shares	May 15, 2016 shares	Sep. 10, 2015 shares	Oct. 22, 2014 shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Apr. 23, 2014 CAD	Dec. 02, 2013	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	Sep. 30, 2016 $ / shares	Sep. 30, 2016 CAD	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CAD CAD / shares
Operatinf lease term								5 years
Operating lease expiry date								Nov. 30, 2018
Payment for rent											CAD 1,362		CAD 1,362
Property taxes operating expenses											810		810
Rental expenses									CAD 6,516	CAD 6,498	13,032	CAD 12,999	CAD 26,015	CAD 25,732
Number of shares issued as common shares | shares													93,000
Payment for commitments							CAD 427,000						CAD 427,000
Contingent payments													CAD 600,000
Consideration payable of consulting fees																CAD 9,838		CAD 9,688
Number of restricted common shares | shares				11,256
Number of common shares issued for services | shares	15,264	13,874	50,000
USD [Member]
Consideration payable of consulting fees																CAD 7,500	$ 7,500
Number of restricted common shares | shares				10,050
Warrants [Member]
Number of shares issued as common shares | shares													625,000
Number of warrants exercisable per share | CAD / shares																		CAD 0.052
Number of warrants granted vested, shares | shares					300,000	300,000
Unvested portion vesting pro-rata raised in offering value						CAD 327,925
Vested offering costs						CAD 1,967,550							CAD 27,479
Warrants [Member] | USD [Member]
Number of warrants exercisable per share | $ / shares															$ 0.04		$ 0.04
Unvested portion vesting pro-rata raised in offering value | $					$ 250,000
Vested offering costs | $					$ 1,500,000